TAXATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of Current Tax Liability [Roll Forward]
Balance at beginning of year		$ 10
Balance at beginning of year	$ 8			$ 139
Refunds during the year	36	32	[1]	20	[1]
Payments during the year	(116)	(166)	[1]	(336)	[1]
Taxation of items included in the income statement	217	231		248
Offset of VAT and other taxes	(87)	(84)		(87)
Transfer of Siguiri tax asset to non-current trade, other receivables and other assets	0	(4)		0
Withholding tax transferred from trade and other payables	0	0		7
Discounting of tax receivable	0	0		1
Translation	(12)	1		(2)
Balance at end of year				10
Balance at end of year	46	8
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(18)	(37)		(49)
Taxation liability	64	45	[2]	39	[2]
Current tax assets				$ (10)
Current tax liabilities	$ 46	$ 8

[1]	The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method. Refer to note 1.3.2.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.